ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

20. ACCUMULATED OTHER COMPREHENSIVE INCOME

Accumulated other comprehensive income solely comes from foreign currency translation, the balance of which reflected on the Consolidated Balance Sheets as of December 31, 2013 and 2014 are US$8,039 and US$8,379, respectively.